Consolidated Statements Of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenue	$ 4,194	$ 4,402	$ 3,519
Cost of revenue	(2,288)	(2,579)	(2,621)
Gross profit	1,906	1,823	898
Research and development expenses	(635)	(568)	(764)
Selling expenses	(285)	(265)	(271)
General and administrative expenses:
Impairment of assets held for sale			(69)
Other general and administrative expenses	(633)	(701)	(712)
Other income (expense)	4	(16)	(13)
Operating income (loss)	357	273	(931)
Financial income (expense):
Extinguishment of debt	(32)	57	1,020
Other financial income (expense)	(225)	(685)	(338)
Income (loss) before income taxes	100	(355)	(249)
Benefit (provision) for income taxes	(21)	(24)	(10)
Results relating to equity-accounted investees	(77)	(86)	74
Income (loss) from continuing operations	2	(465)	(185)
Income (loss) from discontinued operations, net of tax	434	59	32
Net income (loss)	436	(406)	(153)
Attribution of net income (loss) for the period:
Net income (loss) attributable to stockholders	390	(456)	(167)
Net income (loss) attributable to non-controlling interests	46	50	14
Net income (loss)	$ 436	$ (406)	$ (153)
Earnings per share data:
Income (loss) from continuing operations	$ (0.17)	$ (2.25)	$ (0.93)
Income (loss) from discontinued operations	$ 1.74	$ 0.26	$ 0.15
Net income (loss)	$ 1.57	$ (1.99)	$ (0.78)
Weighted average number of shares of common stock outstanding during the year (in thousands)
Basic and diluted	248,812	229,280	215,252